Basic and Diluted Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic And Diluted Earning Per Share [Abstract]
Number of shares issued and outstanding	183,021,000,000	183,021,000,000	183,021,000,000
Number of potentially dilutive ordinary shares	0